Harley-Davidson Motorcycle Trust 2016-A	Exhibit 99.1
$56,700,000.00 0.59000% Motorcycle Contract Backed Notes, Class A-1
$96,000,000.00 1.09% Motorcycle Contract Backed Notes, Class A-2
$96,000,000.00 1.34% Motorcycle Contract Backed Notes, Class A-3
$40,730,000.00 1.61% Motorcycle Contract Backed Notes, Class A-4
$10,570,000.00 2.71% Motorcycle Contract Backed Notes, Class B
Monthly Report
For the November 15, 2016 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of June 1, 2016, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on June 14, 2016

Beginning of Due Period					10/01/2016
End of Due Period					10/31/2016
Determination Date					11/04/2016
Record Date					11/14/2016
Distribution Date					11/15/2016
LIBOR Determination Date					Not Applicable
LIBOR as of the LIBOR Determination Date					Not Applicable
Number of days in Interest Period (ACT/360 basis)					29
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	18,343	5/31/2016	6/15/2016	$301,811,247.54
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	18,343			$301,811,247.54

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$263,097,757.24

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	4,508,851.24
Principal collections on Contracts paid off in full during Due Period	4,524,437.68
Balance of Contracts liquidated during Due Period	256,385.52
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	464.94

Decline in Aggregate Principal Balance		9,290,139.38

Aggregate Principal Balance at end of Due Period		$253,807,617.86
Pool factor		0.8409482

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Total
Original Note balance	$56,700,000.00	$96,000,000.00	$96,000,000.00	$40,730,000.00	$10,570,000.00	$300,000,000.00

Note balance as of prior Distribution Date	17,986,509.70	96,000,000.00	96,000,000.00	40,730,000.00	10,570,000.00	261,286,509.70

First Priority Principal Distributable Amount	—	—	—	—	—	—

Noteholders' Regular Principal Distributable Amount	9,290,139.38	—	—	—	—	9,290,139.38

Principal Distributable Amount *	9,290,139.38	—	—	—	—	9,290,139.38

Note Balance at end of Due Period	8,696,370.32	96,000,000.00	96,000,000.00	40,730,000.00	10,570,000.00	251,996,370.32

Note Pool Factor at beginning of Due Period	0.3172224	1.0000000	1.0000000	1.0000000	1.0000000
Note Pool Factor at end of Due Period	0.1533751	1.0000000	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	17,986,509.70	—	0.59000%	29	ACT/360	8,548.59	—	8,548.59
A-2	96,000,000.00	—	1.09%	30	30/360	87,200.00	—	87,200.00
A-3	96,000,000.00	—	1.34%	30	30/360	107,200.00	—	107,200.00
A-4	40,730,000.00	—	1.61%	30	30/360	54,646.08	—	54,646.08
B	10,570,000.00	—	2.71%	30	30/360	23,870.58	—	23,870.58
Totals	$261,286,509.70	$—				$281,465.25	—	$281,465.25

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$8,848,224.98
Interest collections on Contracts during Due Period	1,333,200.18
Net Liquidation Proceeds	185,063.94
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	33,089.93
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	2,519.45
Investment Earnings - Reserve Account	183.22

Total Available Monies		$10,402,281.70

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	32,976.03
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	219,248.13
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	493.31
Asset Representation Reviewer Fee	—
Class A Note Interest Distributable Amount	257,594.67
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	23,870.58
Class A Noteholders' Regular Principal Distributable Amount	9,290,139.38
Class B Noteholders' Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal		9,824,322.10

Excess Amounts (Shortfall)		577,959.60

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees of the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	577,959.60

Total distribution of Available Monies		$10,402,281.70

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$754,528.12

Reserve Fund balance as of prior Distribution Date		$754,528.12

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	183.22

Total additions		183.22

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	183.22

Total withdrawals		183.22

Reserve Fund balance at current Distribution Date		$754,528.12

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (0.60% of the Initial Pool Balance)		$1,811,247.54

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	1,811,247.54	0.60%
Overcollateralization Target Amount for current Distribution Date	1,811,247.54	0.71%
Overcollateralization Amount at current Distribution Date	1,811,247.54	0.71%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			5

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Principal Balance of Liquidated Contracts for the Due Period	22	$441,449.46	0.168%

	Less:
	Net Liquidation Proceeds for the Due Period	16	185,063.94	0.070%

	Net Liquidation Losses for the Due Period		256,385.52	0.097%

	Net Liquidation Loss ratio			1.169%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			1.169%
	Net Liquidation Loss ratio - prior Distribution Date			0.232%
	Net Liquidation Loss ratio - second prior Distribution Date			0.0840%
	Three-month average loss ratio			0.495%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	30	$616,358.51	0.204%
	Cumulative Net Liquidation Proceeds	24	287,626.63	0.095%
	Cumulative Net Liquidation Losses		328,731.88	0.109%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$10,957.73

Cumulative Loss Ratio	Cumulative Loss Ratio			0.109%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	64	$1,034,104.61	$12,807.63	0.393%
	60 - 89	18	229,607.13	3,485.37	0.087%
	90 - 119	18	359,505.64	8,745.38	0.137%
	120+	14	235,283.33	8,051.55	0.089%
	Totals	114	$1,858,500.71	$33,089.93	0.706%

	60+ delinquency amount	50	$824,396.10		0.313%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date				0.313%
	Delinquency Ratio - prior Distribution Date				0.382%
	Delinquency Ratio - second prior Distribution Date				0.236%
	Three-month Average Delinquency Ratio				0.310%

	Current Delinquency Ratio meets or exceeds Delinquency Trigger (5.50%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	17,013	16,690
Principal Balance of Contracts	263,097,757.24	253,807,617.86
Weighted average original term	70.43	70.47
Weighted average remaining term	57.04	56.06
Weighted average age	13.39	14.42
One month prepayments (ABS)	1.66%	1.62%
Weighted average Contract Rate	6.26%	6.27%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	96,812,487.64	38.14%
5.001% - 10.000%	134,445,337.66	52.97%
10.001% - 15.000%	22,549,792.56	8.88%
15.001% - 20.000%	—	—

Advances made by Servicer in current Due Period		$33,089.93
Reimbursement Amount due to Servicer		32,976.03
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of June 1, 2016 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer, Harley-Davidson Motorcycle Grantor Trust 2016-A (“Underlying Trust”), The Bank Of New York Mellon Trust Company, N.A., as Indenture Trustee, and Harley-Davidson Motorcycle Trust 2016-A, as Trust (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from October 1, 2016 to October 31, 2016 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 10th day of
November, 2016.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary